Note 19 - Financial Instruments - Financial Assets and Liabilities Carried at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Contingent consideration liability	$ 50,300
Interest rate swap asset	751
Fair Value, Inputs, Level 1 [Member]
Contingent consideration liability
Interest rate swap asset
Fair Value, Inputs, Level 2 [Member]
Contingent consideration liability
Interest rate swap asset	751
Fair Value, Inputs, Level 3 [Member]
Contingent consideration liability	50,300	$ 32,266	$ 29,119
Interest rate swap asset